Loans and borrowings	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Loans and borrowings
1
7
. Loans and borrowings

Short-term borrowings

Short-term borrowings primarily consist of “pre-shipment credit” drawn by the parent company and other unsecured loans drawn by parent company and certain of
its subsidiaries in Russia, Brazil, Mexico, Ukraine and Switzerland which are repayable within

12 months from the date of drawdown.

Short-term borrowings consist of the following:

	As of March 31,
	2022		2021
Pre-shipment credit	Rs.	18,211	Rs.	10,300
Other working capital borrowings		8,871		12,836
	Rs.	27,082	Rs.	23,136

The interest rate profile of short-term borrowings from banks is given below:

As of March 31,
	2022		2021
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Pre-shipment credit	INR	3 Months T-bill – 5 bps	INR	3 Months T-bill + 30 bps
	INR	3 Months T-bill	INR	5.75%
	INR	3 Months T-bill + 25 bps	INR	-
Other working capital borrowings	U.S. $	1 Months LIBOR+ 80 bps	U.S .$	(2.2)% to (1.8)%
	RUB	8.88%	RUB	3.00% to 3.40% and 5.55%
	MXN	TIIE + 1.15%	MXN	TIIE + 1.20%
	INR	4.00%	INR	4.00%
	BRL	CDI + 1.79%	BRL	4.00%
	UAH	13.00%	UAH	4.75%

(1)	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “BRL” means Brazilian reals and “UAH” means Ukrainian hryvnia.
(2)	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “T-bill” means India Treasury bill and “CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário).

Long-term borrowings

Long-term borrowings consist of the following:

	As of March 31, 2022				As of March 31, 2021
	Non-current		Current		Non-current		Current
Non-convertible debentures by the APSL subsidiary (1)		3,800		-		3,800		-
Obligations under leases		1,946		1,017		2,499		864
	Rs.	5,746	Rs.	1,017	Rs.	6,299	Rs.	864

(1)	“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.

During the year ended March 31, 2021, the APSL subsidiary issued non-convertible debentures for Rs.3,800. The aforesaid non-convertible debentures are repayable at par after 3 years following the date of issue
.

The interest rate profiles of long-term borrowings (other than obligations under leases) as of March 31, 2022 and 2021 were as follows:

	As of March 31,
	2022		2021
	Currency (1)	Interest Rate	Currency (1)	Interest Rate
Non-convertible debentures	INR	6.77%	INR	6.77%

(1)	“INR” means Indian rupees.

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2022 were as follows:

Maturing in	Non- convertible debentures		Obligations under leases		Total
Less than 1 year	Rs.	-	Rs.	1,017	Rs.	1,017
1-2 years		3,800		868		4,668
2-3 years		-		809		809
3-4 years		-		155		155
4-5 years		-		65		65
Thereafter		-		49		49
	Rs.	3,800	Rs.	2,963	Rs.	6,763

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2021 were as follows:

Maturing in	Non- convertible debentures		Obligations under leases		Total
Less than 1 year	Rs.	-	Rs.	864	Rs.	864
1-2 years		-		802		802
2-3 years		3,800		745		4,545
3-4 years		-		734		734
4-5 years		-		118		118
Thereafter		-		100		100
	Rs.	3,800	Rs.	3,363	Rs.	7,163

Uncommitted lines of credit from banks

The Company had uncommitted lines of credit of Rs.39,989 and Rs.38,766 as of March 31, 2022 and 2021, respectively, from its banks for working capital requirements. The Company draw upon these lines of credit based on its working capital requirements.
Reconciliation of liabilities arising from financing activities during the year ended March 31, 2022:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	7,163	Rs.	23,136	Rs.	30,299
Recognition of right-of-use liability during the year		327		-		327
Payment of principal portion of lease liabilities		(785)		-		(785)
Borrowings made during the year		-		51,518		51,518
Borrowings repaid during the year		-		(47,998)		(47,998)
Effect of changes in foreign exchange rates		58		426		484
Closing balance	Rs.	6,763	Rs.	27,082	Rs.	33,845

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2021:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	5,570	Rs.	16,441	Rs.	22,011
Recognition of right-of-use liability during the year		2,393		-		2,393
Payment of principal portion of lease liabilities		(754)		-		(754)
Borrowings made during the year		3,800		44,469		48,269
Borrowings repaid during the year		(3,743)		(37,678)		(41,421)
Effect of changes in foreign exchange rates		(103)		(96)		(199)
Closing balance	Rs.	7,163	Rs.	23,136	Rs.	30,299

(1)	Includes current portion.